Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,092,950.95
Total Fee Amount	2,357.08
Total Offset Amount	0.00
Net Fee	$ 2,357.08
Offering Table N/A
Offset Table N/A	N/A